AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS

December 31, 2022

(unaudited)

Amount	General Obligation Bonds (63.6%)	Ratings Moody's, S&P and Fitch	Value	(a)
	City & County (6.9%)
	Bend, Oregon
$2,690,000	5.000%, 06/01/32	NR/AA+/NR	$3,136,406

	Boardman, Oregon Green Bond
1,000,000	4.000%, 06/15/33 Series 2021 BAMAC Insured	NR/AA/NR	1,057,430

	Clackamas County, Oregon Refunding
1,135,000	4.000%, 06/01/24	Aaa/NR/NR	1,135,613

	Clackamas County, Oregon (Tax-Exempt)
1,485,000	5.000%, 06/01/25 Series 2016B	Aaa/NR/NR	1,566,482

	Clatsop County, Oregon
1,000,000	5.000%, 06/15/32	Aa2/NR/NR	1,130,420

	Deschutes, Oregon Public Library District
1,000,000	4.000%, 06/01/31 Series 2021	Aa2/NR/NR	1,090,300

	Gresham, Oregon Full Faith and Credit Refunding and Project Obligations
1,545,000	5.000%, 05/01/23	Aa2/NR/NR	1,554,857

	Hermiston, Oregon Full Faith and Credit Refunding Obligations
780,000	4.000%, 06/01/32 Series 2020	NR/A+/NR	825,419

	Lake Oswego, Oregon Refunding
3,140,000	4.000%, 12/01/30	Aaa/AAA/NR	3,328,055

	Lebanon, Oregon Refunding
1,050,000	5.000%, 06/01/24	A1/NR/NR	1,060,091
1,165,000	5.000%, 06/01/25	A1/NR/NR	1,221,130

	McMinnville, Oregon Refunding
2,075,000	5.000%, 02/01/27	Aa3/NR/NR	2,164,785

	Multnomah County, Oregon
3,000,000	5.000%, 06/01/30	Aaa/AAA/NR	3,291,600

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	City & County (continued)
	Portland, Oregon Limited Tax, Build Portland & Fuel Stations Projects
$1,210,000	5.000%, 04/01/36 2017 Series 2022D	Aaa/NR/NR	$1,393,787

	Portland, Oregon Limited Tax, Sellwood Bridge & Archive Space Projects
1,640,000	4.000%, 04/01/29 2017 Series A	Aaa/NR/NR	1,729,036
1,710,000	4.000%, 04/01/30 2017 Series A	Aaa/NR/NR	1,802,323
1,775,000	4.000%, 04/01/31 2017 Series A	Aaa/NR/NR	1,864,709

	Portland, Oregon Public Safety
1,345,000	5.000%, 06/15/25 Series A	Aaa/NR/NR	1,420,724

	Redmond, Oregon Full Faith and Credit Bonds
1,140,000	5.000%, 06/01/34 Series B-1	Aa2/NR/NR	1,272,411
	Total City & County		32,045,578

	Community College (4.0%)
	Blue Mountain Community College District Umatilla, Oregon Morrow and Baker Counties Oregon (Umatilla and Morrow Counties Service Area)
970,000	4.000%, 06/15/27 Series 2015	NR/AA+/NR	1,000,846

	Chemeketa, Oregon Community College District
2,000,000	5.000%, 06/15/25	NR/AA+/NR	2,062,440

	Clackamas, Oregon Community College District
1,405,000	5.000%, 06/15/27 Series A	Aa1/AA+/NR	1,480,687

	Columbia Gorge, Oregon Community College District, Refunding
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,000,540

	Lane, Oregon Community College
1,840,000	5.000%, 06/15/24	NR/AA+/NR	1,842,318
1,735,000	4.000%, 06/15/32 Series 2020A	Aa1/NR/NR	1,858,810
1,070,000	4.000%, 06/15/34 Series 2020 A	Aa1/NR/NR	1,133,269

	Linn Benton, Oregon Community College
1,520,000	5.000%, 06/01/27	NR/AA+/NR	1,600,499

	Mount Hood, Oregon Community College District Refunding
1,865,000	5.000%, 06/01/27	Aa2/NR/NR	2,009,892
1,000,000	5.000%, 06/01/29	Aa2/NR/NR	1,074,640

	Oregon Coast Community College District State
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	1,771,522

	Rogue, Oregon Community College District
1,375,000	4.000%, 06/15/29 Series B	Aa1/NR/NR	1,433,465
	Total Community College		18,268,928

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Hospital (1.0%)
	Pacific Communities Health District, Oregon
$1,220,000	5.000%, 06/01/29	A1/NR/NR	$1,297,543
1,060,000	5.000%, 06/01/30	A1/NR/NR	1,125,254
1,000,000	5.000%, 06/01/31	A1/NR/NR	1,059,230
1,200,000	5.000%, 06/01/32	A1/NR/NR	1,267,500
	Total Hospital		4,749,527

	School District (34.9%)
	Benton & Linn Counties, Oregon School District #509J (Corvallis)
2,000,000	5.000%, 06/15/31 Series B	Aa1/AA+/NR	2,232,880
1,615,000	5.000%, 06/15/32 Series B	Aa1/AA+/NR	1,797,947

	Clackamas County, Oregon School District #12 (North Clackamas)
1,165,000	5.000%, 06/15/25	Aa1/AA+/NR	1,228,889
3,205,000	5.000%, 06/15/30	Aa1/AA+/NR	3,513,449
4,725,000	5.000%, 06/15/31	Aa1/AA+/NR	5,169,386
1,100,000	5.000%, 06/15/32	Aa1/NR/NR	1,224,025
1,000,000	5.000%, 06/15/35	Aa1/NR/NR	1,096,200
2,160,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,370,730
3,000,000	5.000%, 06/15/34 Series B	Aa1/AA+/NR	3,252,030

	Clackamas County, Oregon School District #62 (Oregon City)
1,310,000	5.000%, 06/15/31 Series B	Aa1/AA+/NR	1,462,536

	Clackamas & Washington Counties, Oregon School District No. 3JT (West Linn-Wilsonville)
3,500,000	5.000%, 06/15/26	Aa1/AA+/NR	3,697,890
5,500,000	5.000%, 06/15/27	Aa1/AA+/NR	5,804,315
1,115,000	5.000%, 06/15/28	Aa1/AA+/NR	1,176,693
1,000,000	5.000%, 06/15/34	Aa1/NR/NR	1,176,560

	Clatsop County, Oregon School District #1C (Astoria)
1,080,000	5.000%, 06/15/31 Series B	Aa1/NR/NR	1,226,923
1,215,000	5.000%, 06/15/32 Series B	Aa1/NR/NR	1,369,645

	Clatsop County, Oregon School District #10 (Seaside)
1,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	1,096,680

	Clatsop County, Oregon School District #30 (Warrenton-Hammond)
1,590,000	5.000%, 06/15/31 Series B	Aa1/NR/NR	1,806,304
1,145,000	5.000%, 06/15/32 Series B	Aa1/NR/NR	1,290,736
1,690,000	5.000%, 06/15/34 Series B	Aa1/NR/NR	1,891,566

	Columbia County, Oregon School District #502 (St. Helens)
1,000,000	5.000%, 06/15/34	Aa1/NR/NR	1,083,150

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School District (continued)
	Columbia & Clatsop Counties, Oregon School District #6J (Clatskanie)
$665,000	4.000%, 06/15/35 Series 2021	NR/AA+/NR	$695,464

	Coos County, Oregon School District #9 (Coos Bay)
1,035,000	5.000%, 06/15/32	NR/AA+/NR	1,153,352

	Deschutes County, Oregon Administrative School District #1 (Bend - La Pine)
740,000	5.000%, 06/15/30	Aa1/NR/NR	841,661
3,000,000	4.000%, 06/15/30	Aa1/AA+/NR	3,147,420
2,150,000	5.000%, 06/15/31	Aa1/NR/NR	2,449,323
1,470,000	4.000%, 06/15/32	Aa1/NR/NR	1,564,021

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond)
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	1,010,363

	Greater Albany School District #8J (Linn & Benton Counties)
1,000,000	5.000%, 06/15/30	Aa1/AA+/NR	1,095,800

	Hood River County, Oregon School District
2,260,000	4.000%, 06/15/30	NR/AA+/NR	2,351,033
2,400,000	4.000%, 06/15/31	NR/AA+/NR	2,494,992

	Jackson County, Oregon School District #5 (Ashland)
1,385,000	5.000%, 06/15/28	Aa1/AA+/NR	1,545,037
1,000,000	5.000%, 06/15/34	Aa1/AA+/NR	1,119,270
1,620,000	5.000%, 06/15/33 Series 2019	Aa1/AA+/NR	1,821,593

	Jackson County, Oregon School District #6 (Central Point)
2,665,000	5.000%, 06/15/31	Aa1/NR/NR	3,019,125

	Jackson County, Oregon School District #549C (Medford)
750,000	4.000%, 12/15/33 Series 2021	Aa3/NR/NR	804,450
570,000	4.000%, 12/15/34 Series 2021	Aa3/NR/NR	609,598

	Lane County, Oregon School District #4J (Eugene) Refunding
3,300,000	5.000%, 06/15/33	Aa1/NR/NR	3,862,584
1,105,000	4.000%, 06/15/35	Aa1/NR/NR	1,150,095

	Lane County, Oregon School District #19 (Springfield)
1,000,000	5.000%, 06/15/25	Aa1/AA+/NR	1,054,600

	Lane & Douglas Counties, Oregon School District #45J3
2,665,000	4.000%, 06/15/27 Series B	Aa1/NR/NR	2,787,324

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School District (continued)
	Lincoln County, Oregon School District
$2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	$2,371,280

	Linn & Marion Counties, Oregon School District #129J (Santiam Canyon)
750,000	5.000%, 06/15/34	NR/AA+/NR	839,453

	Marion & Polk Counties, Oregon School District #24J (Salem-Keizer)
5,000,000	5.000%, 06/15/30	Aa1/AA+/NR	5,587,900
5,525,000	5.000%, 06/15/31	Aa1/AA+/NR	6,153,524
1,135,000	5.000%, 06/15/32 Series 2020B	Aa1/AA+/NR	1,295,523
7,600,000	5.000%, 06/15/33 Series 2020B	Aa1/AA+/NR	8,650,168
1,000,000	5.000%, 06/15/34 Series 2020B	Aa1/AA+/NR	1,135,830

	Multnomah County, Oregon School District #1J (Portland)
2,970,000	5.000%, 06/15/26 Series B	Aa1/AA+/NR	3,135,043

	Multnomah County, Oregon School District #7 (Reynolds)
5,680,000	5.000%, 06/15/26 Series A	Aa1/NR/NR	5,987,345
1,500,000	5.000%, 06/15/27 Series A	Aa1/NR/NR	1,580,805
1,825,000	5.000%, 06/15/28 Series A	Aa1/NR/NR	1,921,086

	Multnomah County, Oregon School District #40 (David Douglas)
1,500,000	5.000%, 06/15/23 Series A	NR/AA+/NR	1,501,335

	Multnomah and Clackamas Counties, Oregon School District #10 (Gresham-Barlow)
1,535,000	5.000%, 06/15/29	Aa1/NR/NR	1,746,538
1,175,000	5.000%, 06/15/31	Aa1/AA+/NR	1,283,958
2,500,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,741,700

	Multnomah and Clackamas Counties, Oregon School District #28JT (Centennial)
715,000	5.000%, 06/15/35 Series 2020	Aa1/NR/NR	805,805

	Polk, Marion & Benton Counties, Oregon School District #13J (Central)
1,515,000	4.000%, 02/01/28	NR/AA+/NR	1,555,920

	Tillamook & Yamhill Counties, Oregon School District #101 (Nestucca Valley)
1,275,000	5.000%, 06/15/31	NR/AA+/NR	1,426,891

	Umatilla County, Oregon School District #8 (Hermiston)
2,750,000	5.000%, 06/15/30	NR/AA+/NR	3,176,800

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School District (continued)
	Washington County, Oregon School District #48J (Beaverton)
$1,500,000	5.000%, 06/15/27 Series C	Aa1/AA+/NR	$1,647,000
2,400,000	5.000%, 06/15/35 Series C	Aa1/AA+/NR	2,588,136

	Washington & Clackamas Counties, Oregon School District #23J (Tigard)
2,405,000	5.000%, 06/15/30	Aa1/AA+/NR	2,636,457
1,000,000	5.000%, 06/15/31 Series A	Aa1/AA+/NR	1,132,880
1,000,000	5.000%, 06/15/32 Series A	Aa1/AA+/NR	1,130,420

	Washington, Clackamas & Yamhill Counties, Oregon School District #88J
2,785,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	3,054,254
2,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,225,160

	Washington, Multnomah & Yamhill Counties, Oregon School District #1J (Hillsboro)
3,105,000	5.000%, 06/15/30	Aa1/NR/NR	3,401,093
2,110,000	5.000%, 06/15/31	Aa1/NR/NR	2,301,968
1,750,000	4.000%, 06/15/32	Aa1/NR/NR	1,859,218

	Yamhill, Clackamas & Washington Counties, Oregon School District #29J (Newberg)
1,685,000	4.000%, 06/15/35 Series 2021B	Aa1/NR/NR	1,756,343

	Yamhill County, Oregon School District #8 (Dayton)
1,045,000	5.000%, 06/15/32	NR/AA+/NR	1,174,726
1,080,000	5.000%, 06/15/33	NR/AA+/NR	1,211,015
900,000	5.000%, 06/15/34	NR/AA+/NR	1,004,544

	Yamhill County, Oregon School District #40 (McMinnville)
1,000,000	4.000%, 06/15/29	Aa1/AA+/NR	1,043,860
1,000,000	4.000%, 06/15/30	Aa1/AA+/NR	1,043,630
	Total School District		161,653,247

	Special District (6.0%)
	Bend, Oregon Metropolitan Park & Recreational District
1,430,000	4.000%, 06/01/27	Aa2/NR/NR	1,438,223

	Clackamas County, Oregon Fire District No. 1
1,020,000	4.000%, 06/01/30	NR/AA/NR	1,072,367
2,705,000	4.000%, 06/01/31	NR/AA/NR	2,838,302

	Metro, Oregon
4,000,000	4.000%, 06/01/26 Series A	Aaa/AAA/NR	4,002,480
5,050,000	4.000%, 06/01/33 Series 2020 A	Aaa/AAA/NR	5,376,432
1,400,000	4.000%, 06/01/34 Series 2020 A	Aaa/AAA/NR	1,478,092

	Tualatin Hills, Oregon Park & Recreational District
3,480,000	5.000%, 06/01/23	Aa1/NR/NR	3,507,770
4,725,000	5.000%, 06/01/24	Aa1/NR/NR	4,864,813
2,775,000	5.000%, 06/01/26	Aa1/NR/NR	2,922,630
	Total Special District		27,501,109

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	State (9.4%)
	State of Oregon
$750,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	$772,043
2,000,000	5.000%, 05/01/33 Series 2022A	Aa1/AA+/AA+	2,356,140

	State of Oregon Article XI-F(1) University Project
835,000	4.000%, 08/01/35 Series H	Aa1/AA+/AA+	879,455
1,250,000	5.000%, 08/01/31 Series I	Aa1/AA+/AA+	1,374,638

	State of Oregon Article XI-G Higher Education
500,000	5.000%, 08/01/25 Series O	Aa1/AA+/AA+	530,070

	State of Oregon Article XI-M Seismic Projects
1,000,000	5.000%, 06/01/30	Aa1/AA+/AA+	1,076,670

	State of Oregon Article XI-Q State Projects
2,140,000	5.000%, 11/01/28	Aa1/AA+/AA+	2,302,362
1,000,000	5.000%, 11/01/30	Aa1/AA+/AA+	1,074,880
2,000,000	5.000%, 11/01/31	Aa1/AA+/AA+	2,146,460
1,800,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	1,897,254
2,920,000	5.000%, 05/01/31 Series A	Aa1/AA+/AA+	3,318,434
4,000,000	5.000%, 05/01/32 Series A	Aa1/AA+/AA+	4,533,600
1,195,000	5.000%, 05/01/28 Series D	Aa1/AA+/AA+	1,285,665
1,255,000	5.000%, 05/01/29 Series D	Aa1/AA+/AA+	1,349,389
1,000,000	5.000%, 05/01/30 Series D	Aa1/AA+/AA+	1,074,880
2,300,000	5.000%, 05/01/28 Series F	Aa1/AA+/AA+	2,423,211

	State of Oregon Higher Education
1,000,000	5.000%, 08/01/28 Series A	Aa1/AA+/AA+	1,059,890
1,390,000	5.000%, 08/01/31 Series G	Aa1/AA+/AA+	1,582,084
1,920,000	5.000%, 08/01/32 Series G	Aa1/AA+/AA+	2,184,230
3,000,000	5.000%, 08/01/33 Series G	Aa1/AA+/AA+	3,397,950
1,900,000	5.000%, 08/01/34 Series G	Aa1/AA+/AA+	2,140,996
1,250,000	5.000%, 08/01/30 Series L	Aa1/AA+/AA+	1,375,763
1,300,000	5.000%, 08/01/32 Series L	Aa1/AA+/AA+	1,424,917

	State of Oregon Veteran's Welfare
450,000	1.950%, 06/01/31 Series 2020 I	Aa1/AA+/AA+	389,493
2,000,000	2.150%, 12/01/34 Series 2020 I	Aa1/AA+/AA+	1,642,400
	Total State		43,592,874

	Transportation (1.4%)
	Oregon State Department Transportation Highway Usertax (Senior Lien)
5,000,000	5.000%, 11/15/29 Series B	Aa1/AAA/AA+	5,451,200

	State of Oregon ODOT Projects
1,020,000	5.000%, 11/15/30 Series M	Aa1/AA+/AA+	1,118,206
	Total Transportation		6,569,406
	Total General Obligation Bonds		294,380,669

Amount	Revenue Bonds (26.3%)	Ratings Moody's, S&P and Fitch	Value	(a)
	City & County (0.3%)
	Beaverton, Oregon Special Revenue Bonds
$200,000	5.000%, 06/01/32 Series 2020A	Aa3/NR/NR	$228,892
500,000	5.000%, 06/01/33 Series 2020A	Aa3/NR/NR	570,630
400,000	5.000%, 06/01/34 Series 2020A	Aa3/NR/NR	454,216
	Total City & County		1,253,738

	Electric (2.1%)
	Eugene, Oregon Electric Utility Refunding System
2,875,000	5.000%, 08/01/29 Series A	Aa2/AA-/AA-	3,088,325
4,030,000	5.000%, 08/01/30 Series A	Aa2/AA-/AA-	4,314,840

	Warm Springs Reservation, Oregon Confederated Tribes, Hydroelectric Revenue, Tribal Economic Development, Pelton Round Butte Project (Green Bonds)
500,000	5.000%, 11/01/32 Series 2019B144A	A3/NR/NR	552,325
1,000,000	5.000%, 11/01/33 Series 2019B144A	A3/NR/NR	1,101,590
500,000	5.000%, 11/01/34 Series 2019B144A	A3/NR/NR	548,790
	Total Electric		9,605,870

	Hospital (3.3%)
	Oregon Health Sciences University
500,000	5.000%, 07/01/30 Series A	Aa3/AA-/AA-	568,845
250,000	5.000%, 07/01/31 Series A	Aa3/AA-/AA-	284,040
1,250,000	5.000%, 07/01/28 Series B	Aa3/AA-/AA-	1,334,725
1,000,000	5.000%, 07/01/33 Series B	Aa3/AA-/AA-	1,061,630

	Oregon Health Sciences University (Green Bonds)
1,000,000	5.000%, 07/01/34 Series 2021A	Aa3/AA-/AA-	1,152,400
1,000,000	5.000%, 07/01/35 Series 2021A	Aa3/AA-/AA-	1,137,750

	Oregon Health Sciences University
5,500,000	5.000%, 07/01/46 Series 2021B-2 (Mandatory Put Date 02/01/32)	Aa3/AA-/AA-	6,277,370

	Oregon State Facilities Authority (Legacy Health Project)
2,000,000	5.000%, 06/01/30 Series 2022B	A1/A+/NR	2,223,700

	Union County, Oregon Hospital Facility Authority (Grande Ronde Hospital Project)
135,000	5.000%, 07/01/28 Series 2022	NR/BBB/BBB-	142,521
175,000	5.000%, 07/01/29 Series 2022	NR/BBB/BBB-	185,535
200,000	5.000%, 07/01/30 Series 2022	NR/BBB/BBB-	213,282
325,000	5.000%, 07/01/31 Series 2022	NR/BBB/BBB-	346,297
500,000	5.000%, 07/01/32 Series 2022	NR/BBB/BBB-	533,550
	Total Hospital		15,461,645

	Housing (0.3%)
	Clackamas County, Oregon Housing Authority Multifamily Housing Revenue (Easton Ridge Apartments Project)
1,310,000	4.000%, 09/01/27 Series A	Aa2/NR/NR	1,311,559

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Lottery (4.5%)
	Oregon State Department of Administration Services (Lottery Revenue)
$2,000,000	5.000%, 04/01/32 Series A	Aa2/AAA/NR	$2,248,040
1,000,000	5.000%, 04/01/33 Series A	Aa2/AAA/NR	1,121,460
1,500,000	5.000%, 04/01/35 Series A	Aa2/AAA/NR	1,734,540
1,000,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,027,640
4,000,000	5.000%, 04/01/30 Series C	Aa2/AAA/NR	4,354,880
5,000,000	5.000%, 04/01/26 Series D	Aa2/AAA/NR	5,253,350
4,000,000	5.000%, 04/01/28 Series D	Aa2/AAA/NR	4,199,120
1,000,000	5.000%, 04/01/29 Series D	Aa2/AAA/NR	1,049,560
	Total Lottery		20,988,590

	Sales Tax (0.2%)
	Metro, Oregon Dedicated Tax Revenue (Oregon Convention Center Hotel)
750,000	5.000%, 06/15/31	Aa3/NR/NR	811,058

	Transportation (4.0%)
	Oregon State Department Transportation Highway Usertax (Subordinate Lien)
2,250,000	5.000%, 11/15/35 Series 2020A	Aa2/AA+/AA+	2,552,198

	Port Portland, Oregon Airport Revenue Refunding, Portland International Airport Series Twenty Three
2,525,000	5.000%, 07/01/26	NR/AA-/NR	2,661,350
1,000,000	5.000%, 07/01/28	NR/AA-/NR	1,048,790
2,390,000	5.000%, 07/01/29	NR/AA-/NR	2,509,213

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,100,000	5.000%, 10/01/27 Series A	A3/A/NR	1,204,104
2,000,000	5.000%, 10/01/30 Series A	A3/A/NR	2,185,700
3,000,000	5.000%, 10/01/31 Series 2018A	A3/A/NR	3,266,250

	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
1,000,000	5.000%, 09/01/25 Series A	Aaa/AAA/NR	1,061,380
1,890,000	5.000%, 09/01/28 Series A	Aaa/AAA/NR	2,045,604
	Total Transportation		18,534,589

	Water and Sewer (11.6%)
	Beaverton, Oregon Water Revenue
1,000,000	5.000%, 04/01/32 Series 2020	NR/AA+/NR	1,145,490

	Clackamas County, Oregon Service District No. 1
2,240,000	5.000%, 12/01/26	NR/AAA/NR	2,438,890

	Clean Water Services, Oregon Refunding (Senior Lien)
1,510,000	5.000%, 10/01/27	Aa1/AAA/NR	1,671,268

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Water and Sewer (continued)
	Eugene, Oregon Water Utility System
$115,000	5.000%, 08/01/28	Aa2/AA/AA+	$123,735
450,000	5.000%, 08/01/29	Aa2/AA/AA+	483,390

	Grants Pass, Oregon
345,000	4.000%, 12/01/23	NR/AA/NR	345,173

	Hillsboro, Oregon Water System
1,630,000	5.000%, 06/01/31	Aa2/NR/NR	1,850,669
1,710,000	5.000%, 06/01/32	Aa2/NR/NR	1,931,941

	Portland, Oregon Sewer System (Second Lien)
5,405,000	4.500%, 05/01/31 Series A	Aa2/AA/NR	5,681,520
6,355,000	5.000%, 03/01/32 Series A	Aa2/AA/NR	7,225,508
2,000,000	5.000%, 10/01/25 Series B	Aa2/AA/NR	2,077,180
2,000,000	5.000%, 06/01/26 Series B	Aa2/AA/NR	2,109,260
2,000,000	5.000%, 06/01/27 Series B	Aa2/AA/NR	2,108,780
5,000,000	4.000%, 03/01/34 Series 2020A	Aa2/AA/NR	5,308,550

	Portland, Oregon Water System (First Lien)
3,230,000	5.000%, 05/01/27 Series A	Aa1/NR/NR	3,320,246
3,500,000	5.000%, 06/01/28 Series A	Aa1/AA+/NR	3,682,000

	Portland, Oregon Water System (Second Lien)
2,590,000	5.000%, 05/01/31 Series A	Aa2/NR/NR	2,958,505
2,000,000	5.000%, 05/01/32 Series A	Aa2/NR/NR	2,279,340
2,000,000	5.000%, 05/01/33 Series A	Aa2/NR/NR	2,269,560
2,230,000	5.000%, 05/01/35 Series 2019A	Aa2/NR/NR	2,495,325

	Portland, Oregon Water System Revenue Refunding (Junior Lien)
2,000,000	5.000%, 10/01/23	Aa2/NR/NR	2,010,120
	Total Water and Sewer		53,516,450
	Total Revenue Bonds		121,483,499

Amount	Pre-Refunded\Escrowed to Maturity Bonds (8.4%)††	Ratings Moody's, S&P and Fitch	Value	(a)
	Pre-Refunded General Obligation Bonds (3.7%)
	Higher Education (0.6%)
	Oregon State Higher Education
$1,795,000	5.000%, 08/01/27 Series C	Aa1/AA+/AA+	$1,857,592

	Oregon State, Oregon University System
1,090,000	5.000%, 08/01/25 Series N	Aa1/AA+/AA+	1,103,058
	Total Higher Education		2,960,650

	School District (2.4%)
	Clackamas County, Oregon School District #62 (Oregon City)
440,000	5.000%, 06/01/29 AGMC Insured	NR/AA/NR	452,958
560,000	5.000%, 06/01/29 AGMC Insured	A1/AA/NR	576,492

	Jefferson County, Oregon School District #509J
1,400,000	5.000%, 06/15/25	Aa1/NR/NR	1,412,264

	Klamath County, Oregon School District
1,250,000	5.000%, 06/15/24	NR/AA+/NR	1,261,513

	Lane County, Oregon School District #4J (Eugene) Refunding
2,000,000	5.000%, 06/15/26	Aa1/NR/NR	2,063,400

	Marion County, Oregon School District #103 (Woodburn)
2,260,000	5.000%, 06/15/28	Aa1/NR/NR	2,386,515

	Union County, Oregon School District #1 (La Grande)
1,000,000	5.000%, 06/15/27	Aa1/NR/NR	1,055,980

	Washington County, Oregon School District #48J (Beaverton)
1,845,000	5.000%, 06/15/29 Series 2014B	Aa1/AA+/NR	1,903,487
	Total School District		11,112,609

	State (0.7%)
	State of Oregon Article XI-G Community College Projects
1,160,000	5.000%, 08/01/27 Series J	Aa1/AA+/AA+	1,228,579

	State of Oregon Article XI-G Higher Education
1,000,000	5.000%, 08/01/26 Series O	Aa1/AA+/AA+	1,060,140
1,000,000	5.000%, 08/01/27 Series O	Aa1/AA+/AA+	1,060,140
	Total State		3,348,859
	Total Pre-Refunded General Obligation Bonds		17,422,118

Amount	Pre-Refunded\Escrowed to Maturity Revenue Bonds (4.7%)	Ratings Moody's, S&P and Fitch	Value	(a)
	Higher Education (0.6%)
	Oregon State Facilities Authority (Linfield College Project)
$1,000,000	5.000%, 10/01/23 Series A ETM	Baa2/NR/NR	$1,013,370

	Oregon State Facilities Authority (Reed College Project)
500,000	5.000%, 07/01/30 Series A	Aa2/AA-/NR	545,255
1,135,000	4.000%, 07/01/31 Series A	Aa2/AA-/NR	1,190,184
	Total Higher Education		2,748,809

	Transportation (3.9%)
	Oregon State Department Transportation Highway Usertax (Senior Lien)
1,000,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,018,210
1,040,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,083,545
8,000,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	8,334,960

	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
3,975,000	5.000%, 09/01/30 Series A	Aaa/AAA/NR	4,308,026
1,000,000	5.000%, 09/01/31 Series A	Aaa/AAA/NR	1,108,770

	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
2,010,000	5.000%, 09/01/29 Series B	Aaa/AAA/NR	2,132,831
	Total Transportation		17,986,342

	Water and Sewer (0.2%)
	Madras, Oregon
725,000	4.500%, 02/15/27	A3/NR/NR	726,182
	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		21,461,333
	Total Pre-Refunded\ Escrowed to Maturity Bonds		38,883,451
	Total Municipal Bonds (cost $465,312,583)		454,747,619

Shares	Short-Term Investment (1.1%)
5,049,707	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 4.17%* (cost $5,049,707)	Aaa-mf/AAAm/NR	5,049,707

	Total Investments (cost $470,362,290- note b)	99.4%	459,797,326
	Other assets less liabilities	0.6	2,993,119
	Net Assets	100.0%	$462,790,445

		Percent of
	Portfolio Distribution By Quality Rating	Investments †
	Aaa of Moody's or AAA of S&P	13.6%
	Pre-refunded bonds\ ETM bonds††	8.6
	Aa of Moody's or AA of S&P or Fitch	73.3
	A of Moody's or S&P	4.2
	BBB of S&P and Fitch	0.3
		100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
BAMAC - Build America Mutual Assurance Co.
ETM - Escrowed to Maturity
NR - Not Rated
ODOT - Oregon Department of Transportation
AGMC - Assured Guaranty Municipal Corp.

**	The rate is an annualized seven-day yield at period end.
†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.
Note: 144A – Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF OREGON

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At December 31, 2022, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $470,362,290 amounted to $10,564,964, which consisted of aggregate gross unrealized appreciation of $474,713 and aggregate gross unrealized depreciation of $11,039,677.

(c)	Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2022:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$5,049,707
Level 2 – Other Significant Observable Inputs - Municipal Bonds+	454,747,619
Level 3 – Significant Unobservable Inputs	—
Total	$459,797,326

+ See schedule of investments for a detailed listing of securities.